Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ (4,107)	$ 170	$ (8,900)	$ 2,709
Realized (loss) gain on derivative instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	(4,107)	170	(8,900)	2,709
Unrealized gain (loss) on derivative instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	4,161	$ (2,478)	(9,434)	$ (18,315)
Other comprehensive income (loss) | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	158		(13,093)
Interest expense | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ (1,130)		$ (1,658)